STOCKHOLDERS' EQUITY, Common Stock (FY) (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($) Seller $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Common Stock [Abstract]
Value of common stock issued		$ 0	$ 50,000
Unamortized compensation expense				$ 21,000
Shares of common stock repurchased (in shares) | shares					1,446,986
Share price (in dollars per share) | $ / shares					$ 2.59
Repurchase of common stock					$ 3,300,000
Treasury shares (in shares) | shares				0	0
Beaches Development Group LTD [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares) | shares	180,972			180,972
Share price per shares (in dollars per share) | $ / shares				$ 0.75
Value of common stock issued	$ 135,000			$ 136,000
Purchase consideration	$ 135,000			135,000
Unamortized compensation expense				$ 21,000
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Common Stock [Abstract]
Number of sellers | Seller	2
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares) | shares	113,908
Share price per shares (in dollars per share) | $ / shares	$ 0.75
Number of sellers | Seller	2
Purchase consideration	$ 85,000
Vesting period for shares	2 years
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member] | Vesting in Year 1 [Member]
Common Stock [Abstract]
Percent of shares that vest per year	50.00%
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member] | Vesting in Year 2 [Member]
Common Stock [Abstract]
Percent of shares that vest per year	50.00%